Financial Instruments - Summary of maturity analysis for financial assets held for managing liquidity risk (Parenthetical ) (Detail) - Performance Guaranteed By Export Development Canada [Member] - Secured Revolving Credit Facility [Member]
$ in Millions
Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt instrument current borrowing capacity	$ 70
Letters of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt instrument current borrowing capacity	70
Cumulative Amount Utilised Out Of The Total Borrowing Capacity	$ 29